Note 9 - Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding and exercisable at December 31, 2017	1,305,000	$8.29	0.6	$431,200

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding at September 30, 2015	1,205,000	$8.70	1.5	$-
Granted	-	-	-	-
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2016	1,205,000	$8.70	1.5	$-
Granted	150,000	$2.50	4.0	-
Cancelled	-	-	-	-
Exercised	50,000	$0.75	2.0	-
Outstanding as of September 30, 2017	1,305,000	$8.29	0.9	$-
Vested and expected to vest at September 30, 2017	1,305,000	$8.29	0.9	$-
Exercisable at September 30, 2017	1,305,000	$8.29	0.9	$-